Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares		Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
Series A Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	[1]	$ 0.0001	[1]
Preferred stock, shares authorized		10,000,000	0
Preferred stock, shares issued		4,500,000	0	[1]	0	[1]
Preferred stock, shares outstanding		4,500,000	0	[1]	0	[1]
Class A Common Stock
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	[1]	$ 0.0001	[1]
Common stock, shares authorized		400,000,000	232,000,000
Common stock, shares issued		19,549,982	10,122,581	[1]	10,123,187	[1]
Common stock, shares outstanding		19,549,982	10,122,581	[1]	10,123,187	[1]
Previously Reported | Series A Preferred Stock
Preferred stock, shares authorized	[1]		10,000,000		0
Previously Reported | Class A Common Stock
Common stock, shares authorized	[1]		400,000,000		400,000,000

[1]	The number of shares of redeemable convertible preferred stock, Series A Preferred Stock and Class A Common stock issued and outstanding prior to the Merger have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Merger. See Note 1 — Nature of the Business and Basis of Presentation for more information.